Segment Information (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Reporting [Line Items]
Number of reportable segments	3
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	the Company has three reportable segments, determined on the basis of the internal reports regularly reviewed by the chief operating decision maker (the Chief Executive Officer) to allocate resources and assess performance: (i) sourcing and wholesaling of personal care electrical appliances (the “Appliances” segment, conducted by Pure Beauty); (ii) product design, development and advisory services (conducted by Raytech Innovation); and (iii) marketing solutions services (conducted by Worry free).
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer